Loans and Debentures (Schedule of Movements of Reconciliation Liabilities to Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	$ 950,162	$ 632,177
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	(13,933)	(6,105)
Proceeds from issuance of debentures, net of issuance expenses	262,750	280,874	$ 0
Receipt of long-term loans from banks	343,126	73,236	0
Repayment of loans, debentures and lease liabilities	(637,836)	(123,554)
Interest paid	(31,523)	(24,989)	(21,414)
Payment of principal of lease liabilities		(551)
Costs paid in advance in respect of taking out loans	(4,991)	(8,556)	(1,833)
Net cash (used in)/provided by financing activities	(82,407)	190,355
Changes due to gain of control in subsidiaries	223,610
Effect of changes in foreign exchange rates	32,274	68,732
Changes in fair value	1,393	12,145
Interest in the period	56,956	27,066
Other changes and additions during the year	87,457	19,687
Balance as at December 31	1,269,445	950,162	632,177
Loans and credit [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	615,403	540,281
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	0	0
Proceeds from issuance of debentures, net of issuance expenses	0	0
Receipt of long-term loans from banks	211,738	73,236
Repayment of loans, debentures and lease liabilities	(601,474)	(39,067)
Interest paid	(25,095)	(21,210)
Payment of principal of lease liabilities		0
Costs paid in advance in respect of taking out loans	(4,991)	(8,556)
Net cash (used in)/provided by financing activities	(419,822)	4,403
Changes due to gain of control in subsidiaries	172,163
Effect of changes in foreign exchange rates	(10,820)	42,607
Changes in fair value	(0)	0
Interest in the period	38,803	21,301
Other changes and additions during the year	71,088	6,811
Balance as at December 31	488,455	615,403	540,281
Loans from holders of interests that do not confer financial control [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	439	439
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	0	0
Proceeds from issuance of debentures, net of issuance expenses	0	0
Receipt of long-term loans from banks	131,388	0
Repayment of loans, debentures and lease liabilities	0	0
Interest paid	0	0
Payment of principal of lease liabilities		0
Costs paid in advance in respect of taking out loans	0	0
Net cash (used in)/provided by financing activities	131,388	0
Changes due to gain of control in subsidiaries	0
Effect of changes in foreign exchange rates	2,497	0
Changes in fair value	0	0
Interest in the period	4,275	0
Other changes and additions during the year	1,239	0
Balance as at December 31	139,838	439	439
Debentures [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	304,701	81,847
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	0	0
Proceeds from issuance of debentures, net of issuance expenses	262,750	280,874
Receipt of long-term loans from banks	0	0
Repayment of loans, debentures and lease liabilities	(5,876)	(84,487)
Interest paid	(6,093)	(3,630)
Payment of principal of lease liabilities		0
Costs paid in advance in respect of taking out loans	0	0
Net cash (used in)/provided by financing activities	250,781	192,757
Changes due to gain of control in subsidiaries	0
Effect of changes in foreign exchange rates	17,993	23,795
Changes in fair value	0	0
Interest in the period	13,125	5,473
Other changes and additions during the year	0	829
Balance as at December 31	586,600	304,701	81,847
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	18,605	5,385
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	0	0
Proceeds from issuance of debentures, net of issuance expenses	0	0
Receipt of long-term loans from banks	0	0
Repayment of loans, debentures and lease liabilities	(1,991)	0
Interest paid	(335)	(149)
Payment of principal of lease liabilities		(551)
Costs paid in advance in respect of taking out loans	0	0
Net cash (used in)/provided by financing activities	(2,326)	(700)
Changes due to gain of control in subsidiaries	10,542
Effect of changes in foreign exchange rates	1,627	1,581
Changes in fair value	0	0
Interest in the period	507	292
Other changes and additions during the year	5,085	12,047
Balance as at December 31	34,040	18,605	5,385
Interest SWAP contracts designated for hedging [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	11,014	4,225
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	(13,933)	(6,105)
Proceeds from issuance of debentures, net of issuance expenses	0	0
Receipt of long-term loans from banks	0	0
Repayment of loans, debentures and lease liabilities	0	0
Interest paid	0	0
Payment of principal of lease liabilities		0
Costs paid in advance in respect of taking out loans	0	0
Net cash (used in)/provided by financing activities	(13,933)	(6,105)
Changes due to gain of control in subsidiaries	12,176
Effect of changes in foreign exchange rates	(487)	749
Changes in fair value	(13,726)	12,145
Interest in the period	0	0
Other changes and additions during the year	(3,349)	0
Balance as at December 31	(8,305)	11,014	$ 4,225
Other liabilities arising from financing activities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	0
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	0
Proceeds from issuance of debentures, net of issuance expenses	0
Receipt of long-term loans from banks	0
Repayment of loans, debentures and lease liabilities	(28,495)
Interest paid	0
Costs paid in advance in respect of taking out loans	0
Net cash (used in)/provided by financing activities	(28,495)
Changes due to gain of control in subsidiaries	28,729
Effect of changes in foreign exchange rates	(176)
Changes in fair value	15,119
Interest in the period	246
Other changes and additions during the year	13,394
Balance as at December 31	$ 28,817	$ 0